Balance Sheet Components Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ (4,056)	$ (3,220)	$ (2,113)
Finite-Lived Intangible Assets, Net	2,419	3,255
Intangible Assets, Gross (Excluding Goodwill)	6,490	6,490	6,329
Intangible Assets, Net (Excluding Goodwill)	2,434	3,270	4,216
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,330	5,330	5,330
Finite-Lived Intangible Assets, Accumulated Amortization	(3,183)	(2,517)	(1,629)
Finite-Lived Intangible Assets, Net	2,147	2,813	3,701
Finite-Lived Intangible Asset, Useful Life	2 years 6 months	3 years 2 months 12 days	4 years 2 months 12 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	664	664	664
Finite-Lived Intangible Assets, Accumulated Amortization	(476)	(376)	(243)
Finite-Lived Intangible Assets, Net	188	288	421
Finite-Lived Intangible Asset, Useful Life	1 year 6 months	2 years 2 months 12 days	3 years 2 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	170	170	170
Finite-Lived Intangible Assets, Accumulated Amortization	(170)	(161)	(104)
Finite-Lived Intangible Assets, Net	0	9	66
Finite-Lived Intangible Asset, Useful Life		2 months 12 days	1 year 2 months 12 days
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	311	311	150
Finite-Lived Intangible Assets, Accumulated Amortization	(227)	(166)	(137)
Finite-Lived Intangible Assets, Net	84	145	13
Finite-Lived Intangible Asset, Useful Life	1 year 1 month 6 days	1 year 9 months 18 days	2 months 12 days
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	15	15	15
Finite-Lived Intangible Assets, Accumulated Amortization	0	0	0
Finite-Lived Intangible Assets, Net	$ 15	$ 15	$ 15
Finite-Lived Intangible Asset, Useful Life			0 years